GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Rohm and Haas Intangibles) (Details) (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2009 Rohm And Haas [Member] Iprd Indefinite Lives [Member]	Dec. 31, 2010 Rohm And Haas [Member] Software [Member] years	Apr. 02, 2009 Rohm And Haas [Member] Software [Member]	Dec. 31, 2010 Software [Member] years	Dec. 31, 2010 Rohm And Haas [Member] Licensing Agreements [Member] years	Apr. 02, 2009 Rohm And Haas [Member] Licensing Agreements [Member]	Dec. 31, 2010 Rohm And Haas [Member] Trademarks [Member] years	Apr. 02, 2009 Rohm And Haas [Member] Trademarks [Member]	Dec. 31, 2010 Rohm And Haas [Member] Customer Related [Member] years	Apr. 02, 2009 Rohm And Haas [Member] Customer Related [Member]	Dec. 31, 2010 Rohm And Haas [Member] Total Finite-Lived Intangible Assets [Member] years	Apr. 02, 2009 Rohm And Haas [Member] Total Finite-Lived Intangible Assets [Member]	Dec. 31, 2009 Rohm And Haas [Member]	Mar. 31, 2010 Rohm And Haas [Member]	Apr. 02, 2009 Rohm And Haas [Member]
Other Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount				$ 20
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	74		73			1,410		513		3,235		5,231		5,305	5,305
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles													$ 830 [1]	$ 830
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (Years)		3		5	10		10		16		14

[1]	See Note I for additional information.